SUPPLEMENT DATED DECEMBER 31, 2018
FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2018, AS SUPPLEMENTED

1.	In “The Funds Summary Section” for the First Investors Hedged U.S. Equity Opportunities Fund, the information in the “Portfolio Manager” subsection is deleted and replaced with the following:
Portfolio Manager:   Gregg R. Thomas, CFA, and Roberto J. Isch, CFA, at Wellington primarily manage the Fund.  Mr. Thomas has managed the Fund since its inception in 2016 and Mr. Isch has managed the Fund since December 2018.
2.
In the “Fund Management in Greater Detail Section,” the information related to Wellington Management Company LLP’s portfolio managers for the Hedged U.S. Equity Opportunities Fund under “The Subadvisers” heading is deleted and replaced with the following:

Gregg R. Thomas, CFA, Senior Managing Director at Wellington Management, has served as the Hedged U.S. Equity Opportunities Fund’s portfolio manager since the Fund’s inception in 2016 and Roberto J. Isch, CFA, Managing Director, has served as the Fund’s portfolio manager since December 2018.  Mr. Thomas joined Wellington Management in 1998 and also serves as a Director of Investment Strategy at the firm.  Mr. Isch joined Wellington Management in 2012 and serves as a Research Manager within Investment Strategy at the firm.

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Please retain this Supplement for future reference.

IEP1218

SUPPLEMENT DATED DECEMBER 31, 2018

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2018, AS SUPPLEMENTED

1.
In Part I of the SAI, in the “Portfolio Managers” section, the table related to Wellington Management Company LLP’s (“Wellington Management”) portfolio managers under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2017” is deleted and replaced with the following:

Wellington Management’s Portfolio Managers*
Gregg R. Thomas: Hedged U.S. Equity Opportunities	Other Registered Investment Companies	11	$15,790.2	0	$0
	Other Pooled Investment Vehicles	12	$1,975.5	1	$830.2
	Other Accounts	4	$4,457.6	2	$1,710.9
Roberto J. Isch: Hedged U.S. Equity Opportunities	Other Registered Investment Companies	0	0	0	$0
	Other Pooled Investment Vehicles	0	0	0	$0
	Other Accounts	3	$971.1	0	$0
*Information for Wellington Management’s portfolio managers is provided as of October 31, 2018.

2.
In Part I of the SAI, in the “Portfolio Managers” section, the table related to Wellington Management’s portfolio managers under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2017” is deleted and replaced with the following:

Wellington Management’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Gregg R. Thomas	Hedged U.S. Equity Opportunities Fund	None
Roberto J. Isch*	Hedged U.S. Equity Opportunities Fund	None
*Information is provided as of October 31, 2018.

3.	All references to Kent Stahl in the SAI are deleted.

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Please retain this Supplement for future reference.

ES1218